Quarterly Financial Information (Unaudited) - Summary of Quarterly Financial Results (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 881,862	$ 900,606	$ 900,663	$ 915,353	$ 829,620	$ 838,982	$ 845,242	$ 859,543	$ 3,598,484	$ 3,373,387	$ 2,960,896
Operating income	134,600	176,796	18,718	163,326	55,961	90,150	142,039	171,422	493,440	459,572	459,769
Income (loss) from continuing operations	83,181	92,825			31,020	49,464	106,468	134,343	249,576	241,390	234,555
(Loss) income from discontinued operations, net of tax	296		(1,222)	(477)	(5,309)	(394)	(2,098)	13,350	(1,932)	5,549	314,408
Net income (loss)	83,477	92,296	(5,374)	77,245	25,711	41,862	73,097	106,269	247,644	246,939	548,963
Net income (loss) attributable to common stockholders	$ 82,090	$ 90,989	$ (6,487)	$ 75,939	$ 24,561	$ 40,815	$ 72,019	$ 105,167	$ 242,531	$ 242,562	$ 545,482
Net income (loss) per share attributable to common stockholders:
Basic (in dollars per share)	$ 0.30	$ 0.33	$ (0.02)	$ 0.28	$ 0.09	$ 0.15	$ 0.26	$ 0.38	$ 0.87	$ 0.87	$ 2.00
Diluted (in dollars per share)	$ 0.30	$ 0.33	$ (0.02)	$ 0.27	$ 0.09	$ 0.14	$ 0.25	$ 0.37	$ 0.87	$ 0.86	$ 1.95